                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:       //        (a)

          Or fiscal year ending: 12/31/97  (b)

Is this a transition report?  (Y/N)     N
                                    --------

Is this an amendment to a previous filing? (Y/N)     N
                                                 ----------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:  United Investors Annuity
                           Variable Account

     B.    File Number: 811-           5013

     C.    Telephone Number:  (205) 325-4300

2.   A.  Street:      2001 Third Avenue South

     B.    City:      Birmingham  C.  State: AL  D. Zip Code: 35233  Zip Ext:

     E.    Foreign County:              Foreign Postal Code:

3.   Is this the first filing on this form by Registrant: (Y/N)   N
                                                                ---------------
4.   Is this the last filing on this form by Registrant: (Y/N)    N
                                                               ----------------
5.   Is Registrant a small business investment company (SBIC)? (Y/N)      N
                                                                     ----------
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)              Y
                                                       ------------------------
     [If answer is "Y" (Yes), complete only items 111 through 132.]

7.   A.  Is Registrant a series or multiple portfolio company? (Y/N)    N
                                                                     ----------
         [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?
                        -------------------------------------------------------

For period ending    12/31/97                        [ If filing more than one
                  --------------                      Page 48, "X" box:  [_]]
File Number 811-    5013
                 ------------

113. A. [/]  Trustee Name:   Same as Previous Filing
                          -----------------------------------------------------

     B. [/]  City:                 State:         Zip Code:       Zip Ext:
                   --------------         -------           ----           ----

        [/]  Foreign County:                     Foreign Postal Code:
                            -------------------                      ----------

113. A. [/]  Trustee Name:
                           ____________________________________________________

     B. [/]  City:                 State:         Zip Code:       Zip Ext:
                   --------------         -------           ----           ----

        [/]  Foreign County:                     Foreign Postal Code:
                            -------------------                      ----------

114. A. [/]  Principal Underwriter Name:     Waddell & Reed, Inc.
                                          --------------------------------------
     B. [/]  File Number: 8 - 27030
                         -----------------------

     C. [/]  City:  Shawnee Mission State: Kansas  Zip Code: 66202 Zip Ext:
                    ---------------        -------           ------        -----

        [/]  Foreign County:                     Foreign Postal Code:
                            -------------------                      ----------

114. A. [/]  Principal Underwriter Name:
                                          --------------------------------------
     B. [/]  File Number: 8 -
                         -----------------------

     C. [/]  City:                 State:         Zip Code:       Zip Ext:
                    ---------------        -------           ------        -----

        [/]  Foreign County:                     Foreign Postal Code:

115. A. [/]  Independent Public Accountant Name:
                                                  ------------------------------

     B. [/]  City:                 State:         Zip Code:       Zip Ext:
                    ---------------        -------           ------        -----

        [/]  Foreign County:                     Foreign Postal Code:
                            -------------------                      ----------

115. A. [/]  Independent Public Accountant Name:
                                                  ------------------------------

     B. [/]  City:                 State:         Zip Code:       Zip Ext:
                    ---------------        -------           ------        -----

        [/]  Foreign County:                     Foreign Postal Code:
                            -------------------                      ----------

For period ending    12/31/97                        [ If filing more than one
                  --------------                      Page 50, "X" box:  [_]]
File Number 811-    5013
                 ------------


123. [/]  State the total value of the additional units considered in answering
          item 122 ($000's omitted)                                     $
                                   ------------------------------------  -------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
          subsequent series) ($000's omitted)                           $
                                             --------------------------  -------

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
          of units of all series of Registrant ($000's omitted)          $8,135
                                                                -------  -------

126. Of the amount shown in item 25, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $ 0
                                                                            ---
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                     Number of       Total Assets       Total Income
                                                      Series           ($000's          Distributions
                                                     Investing         omitted)        ($000's omitted)
                                                     ----------      ----------        ---------------
A.   U.S. Treasury direct issue                                      $                 $
                                ------------------   ----------       ---------         --------------

B.   U.S. Government agency                                          $                 $
                            ----------------------   ----------       ---------         --------------

C.   State and municipal tax-free                                    $                 $
                                  ----------------   ----------       ---------         --------------
D.   Public utility debt                                             $                 $
                         -------------------------   ----------       ---------         --------------
E.   Brokers or dealers deb or debt of
     brokers' or dealers' parent                                     $                 $
                                 -----------------   ----------       ---------         --------------
F.   All other corporate intermed. & long-
     term debt                                                       $                 $
               -----------------------------------   ----------       ---------         --------------
G.   All other corporate short-term debt                             $                 $
                                        ----------   ----------       ---------         --------------
H.   Equity securities of brokers or dealers
     or parents of brokers or dealers                                $                 $
                                      ------------   ----------       ---------         --------------
I.   Investment company equity securities                            $                 $
                                          --------   ----------       ---------         --------------
J.   All other equity securities                                     $                 $
                                 -----------------   ----------       ---------         --------------
K.   Other securities                                     1          $1,837,109        $155,560
                      ----------------------------   ----------       ---------         --------------
L.    Total assets of all series of registrant            1          $1,837,109        $155,560
                                               ---   ----------       ---------         --------------

For period ending    12/31/97                        [ If filing more than one
                  --------------                      Page 51, "X" box:  [_]]
File Number 811-    5013
                 ------------

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                       -------------------------------------------------  ------

          [If answer is "N" (No), go to item 131.]                          Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                               -----------------------------------------  ------
          [If answer is "N" (No), go to item 131.]                          Y/N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                        ----------------------

131.      Total expenses incurred by all series of Registrant during the current
          reporting period ($000's omitted)                              $24,357
                                           ----------------------------  -------

132. [/] List the "811" (Investment Company Act of 1940) registration numbers for all Series of Registrant that are being included in this filing:

     811- 5013       811-           811-             811-          811-
     811-            811-           811-             811-          811-
     811-            811-           811-             811-          811-
     811-            811-           811-             811-          811-
     811-            811-           811-             811-          811-
     811-            811-           811-             811-          811-
     811-            811-           811-             811-          811-
     811-            811-           811-             811-          811-
     811-            811-           811-             811-          811-

This report is signed on behalf of the Registrant (or deposition or Trustee) in the City of Birmingham and State of Alabama on the 16th day of February, 1998.

                                       United Investors Life Variable Account
                                    -------------------------------------------
                                    (Name of Registrant, deposition or Trustee)


Witness:  /s/ Carr W. Patterson     By: /s/   James L. Sedgwick
         ----------------------         ---------------------------------------
          Carr W. Patterson                   James L. Sedgwick, President
          Second Vice President         (Name and title of person signing on
          and Associate Controller      behalf of Registrant, deposition or
                                        Trustee)

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